DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2025
Dividends Paid And Proposed
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
Pursuant to Bermuda law, VEON is restricted from declaring or paying a dividend if there are reasonable grounds for believing that:
(a)VEON is, or would after the payment be, unable to pay its liabilities as they become due, or
(b)the realizable value of VEON assets would, as a result of the dividend, be less than the aggregate of VEON liabilities.
There were no dividends declared by VEON in respect of the years 2025, 2024 and 2023.
DIVIDENDS DECLARED TO NON-CONTROLLING INTERESTS
During the years ended 2025, 2024 and 2023, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2025	2024	2023

VIP Kazakhstan Holding AG *	67	61	30
VIP Kyrgyzstan Holding AG	—	5	—
TNS Plus LLP	—	17	15
Total dividends declared to non-controlling interests	67	83	45
* The dividends declared were offset against loan receivable from the non-controlling interests in 2025, 2024 and 2023.